Employee benefit obligations	12 Months Ended
Dec. 31, 2020
Employee benefit obligations
Employee benefit obligations

21. Employee benefit obligations

The Group operates defined benefit or defined contribution pension schemes in most of its countries of operation and the assets are held in separately administered funds. The principal funded defined benefit schemes, which are funded by contributions to separately administered funds, are in the United States and the United Kingdom.

Other defined benefit schemes are unfunded, and the provision is recognized in the consolidated statement of financial position. The principal unfunded schemes are in Germany.

The contribution rates to the funded plans are agreed with the Trustee boards, plan actuaries and the local pension regulators periodically. The contributions paid in 2020 were those recommended by the actuaries.

In addition, the Group has other employee benefit obligations in certain territories.

Total employee obligations recognized in the consolidated statement of financial position of $811 million (2019:  $716 million) includes other employee benefit obligations of $117 million (2019:  $101 million).

The employee obligations and assets of the defined benefit schemes included in the consolidated statement of financial position are analyzed below:

	U.S.		Germany		UK		Other		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(1,403)	(1,318)	(194)	(176)	(892)	(830)	(29)	(25)	(2,518)	(2,349)
Assets	1,151	1,139	—	—	663	585	10	10	1,824	1,734
Net obligations	(252)	(179)	(194)	(176)	(229)	(245)	(19)	(15)	(694)	(615)

Defined benefit pension schemes

The amounts recognized in the consolidated income statement are:

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Current service cost and administration costs:
Cost of sales - current service cost (Note 8)	(27)	(28)	(38)
Cost of sales - past service credit/(charge) (Note 8)	8	54	(6)
SGA - current service cost (Note 8)	(4)	(3)	(4)
	(23)	23	(48)
Finance expense (Note 5)	(14)	(18)	(16)
	(37)	5	(64)
Discontinued operation	—	1	—
	(37)	6	(64)

The amounts recognized in the consolidated statement of comprehensive income are:

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Re-measurement of defined benefit obligation:
Actuarial gain/(loss) arising from changes in demographic assumptions	38	(4)	18
Actuarial (loss)/gain arising from changes in financial assumptions	(250)	(272)	116
Actuarial gain/(loss) arising from changes in experience	9	(23)	19
	(203)	(299)	153
Re-measurement of plan assets:
Actual return/(loss) less expected return on plan assets	147	203	(144)
Actuarial (loss)/gain for the year on defined benefit pension schemes	(56)	(96)	9
Actuarial (loss)/gain on other long term and end of service employee benefits	(12)	(6)	6
	(68)	(102)	15
Discontinued operation	—	(38)	(4)
	(68)	(140)	11

The actual return on plan assets was a gain of $191 million in 2020 (2019:  $271 million gain; 2018:  $96 million loss).

Movement in the defined benefit obligations and assets:

	At December 31,
	Obligations		Assets
	2020	2019	2020	2019
	$'m	$'m	$'m	$'m
At January 1,	(2,349)	(2,503)	1,734	1,673
Interest income	—	—	44	54
Current service cost	(25)	(28)	—	—
Past service credit - net	3	62	—	—
Interest cost	(56)	(72)	—	—
Administration expenses paid from plan assets	—	—	(1)	(1)
Re-measurements	(203)	(351)	147	217
Obligations/(assets) extinguished on reclassification	32	—	(32)	—
Employer contributions	—	—	40	47
Benefits paid	130	151	(130)	(151)
Disposal of Food & Specialty	—	408	—	(123)
Exchange	(50)	(16)	22	18
At December 31,	(2,518)	(2,349)	1,824	1,734

The defined benefit obligations above include $203 million (2019:  $182 million) of unfunded obligations. Interest income and interest cost above does not include interest cost of $2 million (2019: $3 million; 2018: $4 million) relating to other employee benefit obligations. Current service costs above do not include current service costs of $6 million (2019: $7 million) relating to other employee benefit obligations.

During the year ended December 31, 2019, as part of the 2019 Collective Bargaining Agreement, Glass Packaging North America successfully negotiated a process involving the hourly defined benefit pension plan, moving to a future service only plan. This resulted in the recognition of an exceptional gain of $37 million within the income statement for the year ended December 31, 2019. During December, 31 2020, the Group recognized an exceptional expense of $5 million in relation to the final step of the pension plan actions taken in the prior year.

There was also an $8 million past service credit recognized in October 2019 in respect of the second step in the redesign of the pension scheme in Germany with the first step being in the year ended December 2018 where the Group elected to re-design one of its pension schemes in Germany, moving from a defined benefit pension scheme to a contribution orientated system.

During the year ended December 31, 2019, the net defined benefit obligations above also include a movement of $17 million relating to the disposed Food & Specialty Metal Packaging business which had a net defined obligation of $285 million at October 31, 2019. The above movements include $3 million current service costs, $8 million of a past service credit, $4 million net interest expense,  $38 million of remeasurement losses and $14 million of benefits paid relating to the Food & Specialty Metal Packaging business.

During the year ended December 31, 2019, the Group elected to re-design the pension plans in Metal Beverage Packaging Germany, moving from a current defined benefit scheme into a contribution orientated scheme. This resulted in the recognition of a past service credit of $17 million in the year within the income statement. During the year ended December 31, 2020, the Group recognized an $8 million past service credit in respect of the second step of this redesign.

Plan assets comprise:

	At December 31,
	2020	2020	2019	2019
	$'m	%	$'m	%
Equities / multi strategy	1,121	61	1,107	65
Target return funds	256	14	267	15
Bonds	229	13	178	10
Cash/other	218	12	182	10
	1,824	100	1,734	100

The pension assets do not include any of the Company’s ordinary shares, securities or other Group assets.

Investment strategy

The choice of investments takes account of the expected maturity of the future benefit payments. The plans invest in diversified portfolios consisting of an array of asset classes that attempt to maximize returns while minimizing volatility. The asset classes include national and international equities, fixed income government and non‑government securities and real estate, as well as cash.

Characteristics and associated risks

Glass Packaging North America and Metal Beverage Packaging Americas sponsor a defined benefit pension plan which is subject to Federal law (“ERISA”), reflecting regulations issued by the Internal Revenue Service (“IRS”) and the U.S. Department of Labor.

The Glass Packaging North America plan covers both hourly and salaried employees. The plan benefits are determined using a formula which reflects an employee’s years of service and either their final average salary or a dollar per month benefit level. The plan is governed by a Fiduciary Benefits Committee (“the Committee”) which is appointed by the Company and contains only employees of Ardagh Group. The Committee is responsible for the investment of the plan’s assets, which are held in a trust for the benefit of employees, retirees and their beneficiaries, and which can only be used to pay plan benefits and expenses.

The defined benefit pension plan is subject to IRS funding requirements with actuaries calculating the minimum and maximum allowable contributions each year. The defined benefit pension plan currently has no cash contribution requirement due to the existence of a credit balance following a contribution of approximately $200 million made in 2014 in connection with the acquisition of Verallia North America. The Pension Benefit Guaranty Corporation (“PBGC”) protects the pension benefits of employees and retirees when a plan sponsor becomes insolvent and can no longer meet its obligation. All plan sponsors pay annual PBGC premiums that have two components: a fixed rate based on participant count and a variable rate which is determined based on the amount by which the plan is underfunded.

The Metal Beverage Packaging Americas plan covers hourly employees only. Plan benefits are determined using a formula which reflects the employees’ years of service and is based on a final average pay formula.

The Group operates a number of defined benefit pension schemes in Germany. The pension plans in Germany operate under the framework of German Company Pension Law (BetrAVG) and general regulations based on German labor law. The entitlements of the plan members depend on years of service and final salary. Furthermore, the plans provide lifelong pensions. No separate assets are held in trust, i.e. the plans are unfunded defined benefit plans. During the years ended December 31, 2019 and 2018, the Group elected to re-design its pension scheme in Germany, moving to  a contribution orientated scheme.

The U.K. pension plans are trust‑based U.K. funded final salary defined benefit schemes providing pensions and lump sum benefits to members and dependents. There is one pension plan in place relating to Metal Beverage Packaging Europe. It is closed to new entrants and was closed to future accrual effective December 31, 2018. For this plan, pensions are calculated based on service to retirement, with members’ benefits based on final career earnings. There are two pension plans in place in Glass Packaging Europe. The pension plans relating to Glass Packaging Europe have been closed to future accrual from March 31, 2013 and September 30, 2015 respectively. The U.K. pension plans are each governed by a board of trustees, which includes members who are independent of the Company. The trustees are responsible for managing the operation, funding and investment strategy. The U.K. pension plans are subject to the U.K. regulatory framework, the requirements of the Pensions Regulator and are subject to a statutory funding objective.

Assumptions and sensitivities

The principal pension assumptions used in the preparation of the financial statements take account of the different economic circumstances in the countries of operations and the different characteristics of the respective plans, including the duration of the obligations. The ranges of the principal assumptions applied in estimating defined benefit obligations were:

	U.S.		Germany		UK
	2020	2019	2020	2019	2020	2019
	%	%	%	%	%	%
Rates of inflation	2.50	2.50	1.50	1.50	2.75	2.90
Rates of increase in salaries	3.00	3.00	2.50	2.50	2.25	2.00
Discount rates	2.55	3.40	0.84 - 1.08	1.20 - 1.48	1.45 - 1.50	2.10 - 2.15

Assumptions regarding future mortality experience are based on actuarial advice in accordance with published statistics and experience.

These assumptions translate into the following average life expectancy in years for a pensioner retiring at age 65. The mortality assumptions for the countries with the most significant defined benefit plans are set out below:

	U.S.		Germany		UK
	2020	2019	2020	2019	2020	2019
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	21	22	22	20	21
Life expectancy, future pensioners	23	23	25	24	22	22

If the discount rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would increase by an estimated $204 million (2019:  $186 million). If the discount rate were to increase by 50 basis points, the carrying amount of the pension obligations would decrease by an estimated $182 million (2019:  $166 million).

If the inflation rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $65 million (2019: $56 million). If the inflation rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $68 million (2019:  $63 million).

If the salary increase rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $67 million (2019: $61 million). If the salary increase rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $71 million (2019: $69 million).

The impact of increasing the life expectancy by one year would result in an increase in the Group’s liability of $80 million at December 31, 2020 (2019: $68 million), holding all other assumptions constant.

The Group’s best estimate of contributions expected to be paid to defined benefit plans in 2021 is $27 million (2020:  $30 million).

The principal defined benefit schemes are described briefly below:

-
	Metal Beverage Packaging			Glass Packaging
	Europe	Europe	North	Europe	Europe	North
	UK	Germany	America	UK	Germany	America
Nature of the schemes	Funded	Unfunded	Funded	Funded	Unfunded	Funded
2020
Active members	—	856	829	—	922	3,462
Deferred members	808	195	58	1,240	682	2,631
Pensioners including dependents	475	121	59	815	779	6,689
Weighted average duration (years)	20	20	21	21	19	12
2019
Active members	—	893	822	—	977	3,827
Deferred members	808	198	44	1,240	689	2,638
Pensioners including dependents	475	117	41	815	783	6,571
Weighted average duration (years)	19	21	20	21	17	12

The expected total benefit payments over the next five years are:

						Subsequent
	2021	2022	2023	2024	2025	five years
	$'m	$'m	$'m	$'m	$'m	$'m
Benefits	133	130	132	135	137	654

The Group also has defined contribution plans; the contribution expense associated with these plans for 2020 was $47 million (2019:  $40 million; 2018:  $32 million). The Group’s best estimate of the contributions expected to be paid to these plans in 2021 is $50 million (2020:  $44 million).

Other employee benefits

	At December 31,
	2020	2019
	$'m	$'m
End of service employee benefits	3	2
Post-employment benefits	114	99
	117	101

End of service employee benefits principally comprise amounts due to be paid to employees leaving the Group’s service in Poland and Italy.

Post-employment benefit obligations comprise amounts due to be paid under post‑retirement medical schemes in Glass Packaging North America and Metal Beverage Packaging Americas, partial retirement contracts in Germany and other obligations to pay benefits primarily related to long service awards.